Legal and administrative proceedings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ (2)		$ (14)	$ 2
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	4	(55)	14	(39)
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	72	57	117	96
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements		31		31
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ 74	$ 33	$ 117	$ 90